PROSPECT STREET INCOME SHARES INC.

13455 Noel Road, Ste. 1300

Dallas, TX 75240

------------------------------------------------------------

                                PROSPECT STREET(R)
                                INCOME SHARES INC.

                                   FIRST QUARTER
                                      REPORT
                                  MARCH 31, 2003

                              (PROSPECT STREET LOGO)

------------------------------------------------------------

                            PROSPECT STREET(R) FUNDS

                                 PRIVACY POLICY

  We recognize and respect your privacy expectations, whether you are a visitor to our web site, a potential shareholder, a current shareholder or even a former shareholder.

COLLECTION OF INFORMATION
  We may collect nonpublic personal information about you from the following sources:

  - Account applications and other forms, which may include your name, address and social security number, written and electronic correspondence and telephone contacts;

  - Web site information, including any information captured through our use of "cookies"; and

  - Account history, including information about the transactions and balances in your accounts with us or our affiliates.

DISCLOSURE OF INFORMATION
  We may share the information we collect (described above) with our affiliates. We may also disclose this information as otherwise permitted by law. We do not sell your personal information to third parties for their independent use.

CONFIDENTIALITY AND SECURITY OF INFORMATION
  We restrict access to nonpublic personal information about you to our employees who need to know such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information, although you should be aware that data protection cannot be guaranteed.

NONPUBLIC PERSONAL INFORMATION OF CHILDREN
  You must be at least 18 years of age in order to submit information on our website or through other means, because we do not collect information (such as name, address, etc.) from persons under the age of 18.

CONTENTS

  2   Letter to Shareholders
  3   Schedule of Investments
  7   Statement of Net Assets
  8   Statement of Operations
  9   Statement of Cash Flows
 10   Statements of Changes in Net Assets
 11   Financial Highlights
 12   Notes to Financial Statements

This report has been prepared for the information of shareholders of Prospect Street Income Shares Inc.

                                                                     May 2, 2003

LETTER TO SHAREHOLDERS

Dear Shareholders:

     We are pleased to provide you with our report for the three months ended March 31, 2003. On March 31, 2003, the net asset value of the Fund was $5.88 per share, as compared to $5.90 on December 31, 2002. On March 31, 2003, the closing market price of the Fund's shares on the New York Stock Exchange was $6.04 per share, as compared to $5.45 on December 31, 2001. The Fund declared distributions to common stock shareholders of $0.17 per share related to earnings for the quarter ended March 31, 2003. In addition, in January of 2003, the Fund paid a dividend to common shareholders of $0.15 related to earnings from the fourth quarter of 2002.

THE FUND'S INVESTMENTS:
  The total return on the Fund's per share market price for the three months ended March 31, 2003 was approximately 13.94%(1). The total return on the Fund's per share net asset value for the three months ended March 31, 2003 was approximately 2.54%(1). The variation in total returns is attributable to the increase in the market price of the Fund's shares of approximately 10.83% relative to a decrease in the net asset value of the Fund's shares of approximately (0.34%) during the period.

  As of March 31, 2003, the Fund invested in 59 issuers representing 24 industry groups. Cash and short-term investments represented approximately 4.50% of the Fund's holdings as it relates to both common and preferred stockholders. The average cost of the Fund's high yield securities was 99.60% of par with an average coupon of 8.89%, and a weighted average maturity of 11.53 years.

                                          Respectfully submitted,

                                          /s/ JAMES DONDERO
                                          James Dondero
                                          President

                                          /s/ MARK OKADA
                                          Mark Okada
                                          Executive Vice President

---------------

1 Total return calculations for the Fund assume that distributions are not reinvested.

PROSPECT STREET INCOME SHARES INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2003

FIXED INCOME -- 142.80% (a)

                                                                                  Ratings
Principal                                                                  ---------------------       Value
  Amount      Description                                                     S&P         Moody      (Note 1a)
----------    -----------                                                  ----------    -------    ------------
              AEROSPACE AND DEFENSE -- 3.32%
$  932,900    Airplanes Pass Thru+, 8.15%, BOND, 3/15/2019.............    BBB           Ba3        $          0
 2,250,000    American Airlines 1991-A Pass Thru, 10.18%, BOND,
                1/2/2013...............................................    CCC           B3              223,268
   536,667    Atlantic Coast Airlines Pass Thru, 8.75%, BOND (b),
                1/1/2007...............................................    B             Ba1             423,146
   499,427    Atlas Air Inc, 8.77%, BOND, 7/2/2012.....................    BB            Ba2             118,159
 1,000,000    Northrup Grumman Corp, 9.38%, BOND, 10/15/2024...........    BBB-          Baa3          1,126,747
                                                                                                    ------------
                                                                                                       1,891,320
                                                                                                    ------------
              AUTOMOBILE -- 4.40%
 1,000,000    Auburn Hills Tr, 12.38%, BOND, 5/1/2020..................    BBB+          A3            1,492,032
 1,000,000    Visteon Corp, 8.25%, BOND, 8/1/2010......................    BBB           Baa2          1,012,634
                                                                                                    ------------
                                                                                                       2,504,666
                                                                                                    ------------
              BANKING -- 13.09%
 2,000,000    Countrywide Cap, 8.00%, BOND, 12/15/2026.................    BBB+          Baa1          2,178,386
 2,000,000    Ford Motor Credit Med Note, 9.03%, BOND, 12/30/2009......    BBB+          A3            2,051,864
 1,000,000    Montell Finance Co, 8.10%, BOND (b), 3/15/2027...........    BBB-          Baa3            959,472
 2,000,000    Washington Mutual, 8.38%, BOND, 6/1/2027.................    BBB-          Baa1          2,264,968
                                                                                                    ------------
                                                                                                       7,454,690
                                                                                                    ------------
              BEVERAGE, FOOD AND TOBACCO -- 7.17%
 2,000,000    Philip Morris, 7.75%, BOND, 1/15/2027....................    BBB           Baa1          1,979,546
 2,000,000    RJ Reynolds Tobacco Hldg, 7.75%, BOND, 5/15/2006.........    BBB-          Baa2          2,103,194
                                                                                                    ------------
                                                                                                       4,082,740
                                                                                                    ------------
              BROADCASTING AND ENTERTAINMENT -- 6.88%
 1,500,000    Clear Channel Communications, 7.25%, BOND, 10/15/2027....    BBB-          Baa3          1,618,022
   500,000    Cybernet Internet Svcs, 14.00%, BOND *, 7/1/2009.........    B+            Ca                   50
 2,000,000    Liberty Media Corp, 7.88%, BOND, 7/15/2009...............    BBB-          Baa3          2,301,786
                                                                                                    ------------
                                                                                                       3,919,858
                                                                                                    ------------
              BUILDINGS AND REAL ESTATE -- 19.76%
 2,000,000    Bradley Operating, 7.20%, BOND, 1/15/2008................    BBB-          Baa3          2,052,514
 1,500,000    Colonial Realty LP, 8.82%, BOND, 2/7/2005................    BBB-          Baa3          1,655,133
 2,000,000    CP Limited Partnership, 6.92%, BOND, 12/10/2004..........    BBB-          Baa3          2,106,302
 1,750,000    Rouse Company, 8.43%, BOND, 4/27/2005....................    BBB-          Baa3          1,913,025
 2,130,000    Simon Property Group, 6.88%, BOND, 10/27/2005............    BBB           Baa2          2,320,371
 1,000,000    SUSA Partnership LP, 7.45%, BOND, 7/1/2018...............    AAA           Aaa           1,206,488
                                                                                                    ------------
                                                                                                      11,253,833
                                                                                                    ------------
              CABLE AND OTHER PAY TELEVISION SERVICES -- 14.66%
 1,500,000    CF Cable TV Inc, 9.13%, BOND, 7/15/2007..................    B+            Ba3           1,571,762
 1,500,000    Innova S DE R.L., 12.88%, BOND, 4/1/2007.................    B-            B3            1,335,000
 1,000,000    Tele Communications Inc, 9.80%, BOND, 2/1/2012...........    BBB           Baa3          1,247,971
 1,750,000    Tele Communications Inc, 10.13%, BOND, 4/15/2022.........    BBB           Baa3          2,265,942
 1,500,000    Time Warner Entertainment, 10.15%, BOND, 5/1/2012........    BBB+          Baa1          1,926,699
                                                                                                    ------------
                                                                                                       8,347,374
                                                                                                    ------------

                            See accompanying notes.

PROSPECT STREET INCOME SHARES INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 2003

FIXED INCOME (CONTINUED)


                                                                                  Ratings
Principal                                                                  ---------------------       Value
  Amount      Description                                                     S&P         Moody      (Note 1a)
----------    -----------                                                  ----------    -------    ------------
              CARGO TRANSPORT -- 1.41%
$1,000,000    Interpool, Inc., 9.88%, BOND, 2/15/2027..................    BB            B1         $    802,709
                                                                                                    ------------
                                                                                                         802,709
                                                                                                    ------------
              CHEMICALS, PLASTICS AND RUBBER -- 9.78%
 2,000,000    Cytec Industries, 6.75%, BOND, 3/15/2008.................    BBB           Baa2          2,055,598
 1,000,000    Equistar Chemical LP, 8.75%, BOND, 2/15/2009.............    BB            B1              905,000
 1,000,000    RPM Inc Ohio, 7.00%, BOND, 6/15/2005.....................    BBB           Baa3          1,054,947
 1,500,000    Union Carbide Inc, 8.75%, BOND, 8/1/2022.................    A-            Baa2          1,555,041
                                                                                                    ------------
                                                                                                       5,570,586
                                                                                                    ------------
              DIVERSIFIED/CONGLOMERATE MANUFACTURING -- 2.82%
 1,500,000    Herbst Gaming, 10.75%, BOND, 9/1/2008....................    B             B2            1,605,000
                                                                                                    ------------
                                                                                                       1,605,000
                                                                                                    ------------
              ECOLOGICAL -- 5.02%
 2,600,000    Toro Company, 7.80%, BOND, 6/15/2027.....................    BBB-          Baa3          2,859,956
                                                                                                    ------------
                                                                                                       2,859,956
                                                                                                    ------------
              FINANCE -- 7.76%
 2,000,000    Bankamerican Instl Cap, 8.07%, BOND (b), 12/31/2026......    A-            Aa3           2,284,398
 1,000,000    BT Cap Trust, 7.90%, BOND, 1/15/2027.....................    A-            A2            1,061,445
 1,000,000    Zions Instl Cap, 8.54%, BOND, 12/15/2026.................    BBB-          Baa1          1,073,327
                                                                                                    ------------
                                                                                                       4,419,170
                                                                                                    ------------
              GOVERNMENT DEBT -- 0.52%
   255,000    USA Treasury Bonds, 11.63%, BOND, 11/15/2004.............    AAA           Aaa             296,666
                                                                                                    ------------
                                                                                                         296,666
                                                                                                    ------------
              HEALTHCARE, EDUCATION AND CHILDCARE -- 3.16%
 1,700,000    Hanger Orthopedic, 11.25%, BOND, 6/15/2009...............    B-            B3            1,802,000
                                                                                                    ------------
                                                                                                       1,802,000
                                                                                                    ------------
              HOTELS, MOTELS, INNS, AND GAMING -- 4.04%
 2,000,000    Harrahs Operating Co, 8.00%, BOND, 2/1/2011..............    BBB-          Baa3          2,301,682
                                                                                                    ------------
                                                                                                       2,301,682
                                                                                                    ------------
              MACHINERY (NON AG, NON CONSTRUCT, NON ELECTRONIC) --1.53%
 1,000,000    Americo Shelf, 7.85%, BOND, 5/15/2003....................    CC            Caa2            870,000
                                                                                                    ------------
                                                                                                         870,000
                                                                                                    ------------
              MINING, STEEL, IRON AND NONPRECIOUS METALS -- 3.58%
 1,500,000    Cyprus Minerals Co, 8.38%, BOND, 2/1/2023................    BBB-          Baa3          1,396,407
 1,000,000    Grupo Minero Mexico SA, 8.25%, BOND, 4/1/2008............    CC            Ca              640,000
                                                                                                    ------------
                                                                                                       2,036,407
                                                                                                    ------------

                            See accompanying notes.

PROSPECT STREET INCOME SHARES INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 2003

FIXED INCOME (CONTINUED)


                                                                                  Ratings
Principal                                                                  ---------------------       Value
  Amount      Description                                                     S&P         Moody      (Note 1a)
----------    -----------                                                  ----------    -------    ------------
              OIL AND GAS -- 1.10%
$1,000,000    Energy Corporation of America, 9.50%, BOND, 5/15/2007....    B             Caa3       $    625,000
                                                                                                    ------------
                                                                                                         625,000
                                                                                                    ------------
              PERSONAL AND NONDURABLE CONSUMER PRODUCTS -- 1.67%
   905,000    Boise Cascade Corp, 7.50%, BOND, 2/1/2008................    BB+           Baa3            951,791
                                                                                                    ------------
                                                                                                         951,791
                                                                                                    ------------
              PERSONAL TRANSPORTATION -- 4.30%
 2,243,000    Delta Air Lines, 10.79%, BOND, 3/26/2014.................    BB+           B1            1,143,930
 1,250,000    Delta Air Lines, 10.50%, BOND, 4/30/2016.................    BB+           B1              602,075
   881,099    Northwest Airlines Corporation, 8.13%, BOND, 2/1/2014....    BB-           B3              461,361
 1,000,000    United Airlines, 10.85%, BOND*, 2/19/2015................    CC            Caa2            120,000
 1,000,000    United Airlines, 10.85%, BOND*, 7/5/2014.................    CC            Caa2            120,000
                                                                                                    ------------
                                                                                                       2,447,366
                                                                                                    ------------
              RETAIL STORES -- 8.15%
 2,000,000    JC Penney, 6.50%, BOND, 12/15/2007.......................    BBB-          Ba3           1,990,000
   919,000    JC Penney, 9.75%, BOND, 6/15/2021........................    BBB-          Ba3             951,165
 1,500,000    May Department Stores Co, 8.30%, BOND, 7/15/2026.........    A             A2            1,701,285
                                                                                                    ------------
                                                                                                       4,642,450
                                                                                                    ------------
              TELECOMMUNICATIONS -- 6.09%
 3,000,000    Fairpoint Communications, Inc, 9.50%, BOND, 5/1/2008.....    B-            Caa1          2,460,000
 1,000,000    Telephone & Data Systems Inc, 8.40%, BOND, 2/24/2023.....    A-            A3            1,006,874
 1,000,000    Velocita, 13.75%, BOND*, 5/15/2010.......................    NR            NR                  100
                                                                                                    ------------
                                                                                                       3,466,974
                                                                                                    ------------
              TEXTILES AND LEATHER -- 1.66%
 1,000,000    Levi Strauss & Co., 11.63%, BOND, 1/15/2008..............    BB-           B3              945,000
                                                                                                    ------------
                                                                                                         945,000
                                                                                                    ------------
              UTILITIES -- 10.94%
 1,000,000    AES Corporation, 8.75%, BOND, 6/15/2008..................    B-            B3              835,000
 1,000,000    AtmosEnergy Corp, 7.38%, BOND, 5/15/2011.................    A-            A3            1,173,329
 1,500,000    Devon Energy, 10.25%, BOND, 11/1/2005....................    BBB           Baa2          1,754,134
 1,000,000    Husky Oil Ltd, 8.90%, BOND, 8/15/2028....................    BB+           Ba1           1,123,918
   974,294    Mirant Mid-Atlantic, 10.06%, BOND, 12/30/2028............    B             B2              900,615
   492,430    Transgas De Occidente SA, 9.79%, BOND (b), 11/1/2010.....    BB            Ba2             443,187
                                                                                                    ------------
                                                                                                       6,230,183
                                                                                                    ------------
              TOTAL FIXED INCOME (cost $86,075,285)....................                               81,327,421
                                                                                                    ------------

                            See accompanying notes.

PROSPECT STREET INCOME SHARES INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 2003

COMMON -- 2.28%

                                                                              Value
 Units     Description                                                      (Note 1a)
-------    -----------                                                     ------------
 30,000    Hospitality Properties......................................    $    916,500
 88,522    Hybridon Inc*...............................................          61,965
 70,342    Micadent PLC*+..............................................               0
  1,000    Motels of America Inc. (b)*+................................               0
111,940    Motient Corporation*........................................         313,432
                                                                           ------------
           TOTAL COMMON STOCK (COST $2,068,943)........................       1,291,897
                                                                           ------------
           PREFERRED STOCK -- 0.01%
 10,000    Adelphia Communications*....................................           5,000
                                                                           ------------
           TOTAL PREFERRED STOCK (COST $935,000).......................           5,000
                                                                           ------------
           WARRANTS -- 0.03%
  6,000    Convergent Communications 4/1/2008 (b)*.....................              60
    500    Cybernet Internet Services 7/1/2009*+.......................               5
  1,000    Epic Resorts 6/15/2005*+....................................               0
 92,977    Hybridon Inc. 5/4/2003*+....................................               0
 11,100    Loral Space & Communications 12/27/2006*....................             666
 17,481    Pathmark Stores, Inc. 9/19/2010*............................          17,655
  1,000    Velocita 5/15/2010 (b)*+....................................              10
  3,000    Wam Net 3/1/2005 (b)*.......................................              30
  1,000    XM Satellite Radio 3/15/2010*...............................             600
                                                                           ------------
           TOTAL WARRANTS (cost $395,980)..............................          19,026
                                                                           ------------
           TOTAL COMMON STOCK, PREFERRED STOCK, AND WARRANTS -- 2.31%
             (cost $3,399,923).........................................       1,315,923
                                                                           ------------
           TOTAL INVESTMENTS -- 145.12% (cost $89,475,208).............      82,643,344
                                                                           ------------
           OTHER ASSETS LESS LIABILITIES -- 7.56%......................       4,306,789
                                                                           ------------
           PREFERRED STOCK -- (52.68%).................................     (30,000,000)
                                                                           ------------
           NET ASSETS APPLICABLE TO COMMON STOCK -- 100% (Note 9)......    $ 56,950,133
                                                                           ============

(a) Percentages indicated are based on net assets.
   "NR" denotes not rated.
   * Non-income producing security.
   + Value determined by, or under the direction of, the Fund's Board of Directors.

(b) Rule 144A security -- Private placement securities issued under Rule 144A are exempt from registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Fund and any resale by the Fund must be exempt transactions, normally to other qualified institutional investors. At March 31, 2003, the market value of these securities aggregated $4,110,303 or 7.2% of net assets applicable to common shareholders.

                            See accompanying notes.

PROSPECT STREET INCOME SHARES INC.

STATEMENT OF NET ASSETS (UNAUDITED)
March 31, 2003

ASSETS:
Investment in securities at value ($89,475,208 at cost)
  (Notes 1 and 3)...........................................    $ 82,643,344
Cash........................................................       3,897,539
Interest and dividend receivable............................       2,207,689
Prepaid assets..............................................          47,412
                                                                ------------
         Total Assets.......................................    $ 88,795,984
                                                                ------------
LIABILITIES:
  Investment advisory fee payable...........................    $     70,834
  Dividend payable..........................................       1,646,556
  Other accounts payable and accrued expenses...............         128,461
                                                                ------------
         Total Liabilities..................................    $  1,845,851
                                                                ------------
PREFERRED STOCK:
  Preferred stock, $.01 par value ($25,000 per share
    liquidation preference)
    Authorized -- 1,000,000 shares
    Issued and outstanding -- 1,200 Series T shares (Note
    5)......................................................    $ 30,000,000
                                                                ------------
         Total Preferred Stock..............................    $ 30,000,000
                                                                ------------
NET ASSETS APPLICABLE TO COMMON STOCK:
  Common stock, $1.00 par value --
    Authorized -- 15,000,000 shares
    Issued and outstanding -- 9,685,624 shares..............    $  9,685,624
  Capital in excess of par value............................      86,077,761
  Accumulated net realized loss from security
    Transactions............................................     (33,251,178)
  Undistributed net investment income.......................       1,269,790
  Net unrealized depreciation of investments................      (6,831,864)
                                                                ------------
         Net Assets Applicable to Common Stock..............    $ 56,950,133
                                                                ============
  Net asset value per common share outstanding..............    $       5.88
                                                                ============

                            See accompanying notes.

PROSPECT STREET INCOME SHARES INC.

STATEMENT OF OPERATIONS (UNAUDITED)
For the three months ended March 31, 2003

INVESTMENT INCOME:
Interest income.........................................................    $ 1,738,458
Dividend income.........................................................         21,600
Accretion of bond discount..............................................         19,928
                                                                            -----------
         Total Investment Income........................................    $ 1,779,986
EXPENSES:
Investment advisory fee (Note 2)............................    $ 71,225
Shareholder reporting expenses..............................      17,620
Legal fees and expenses.....................................      38,316
Registration fees...........................................       6,166
Professional fees...........................................       7,290
Insurance expense...........................................      21,250
Fund Administration expense.................................      18,639
Preferred Broker expense....................................      17,568
Directors' fees and expenses (Note 4).......................      10,312
Miscellaneous expenses......................................      10,105
                                                                --------
         Total Expenses.................................................    $   218,491
                                                                            -----------
         Net Investment Income..........................................    $ 1,561,495
                                                                            -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments sold...................................    $(2,817,828)
Net change in unrealized depreciation of investments (Note 1)...........      2,787,781
         Net realized and unrealized loss on investments................    $   (30,047)
                                                                            -----------
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS:
Distributions to Preferred Stockholders.................................        (94,607)
                                                                            -----------
         Net change in net assets resulting from operations.............    $ 1,436,841
                                                                            ===========

                            See accompanying notes.

PROSPECT STREET INCOME SHARES INC.

STATEMENT OF CASH FLOWS (UNAUDITED)
For the three months ended March 31, 2003

CASH FLOWS FROM OPERATING ACTIVITIES:
  Interest and dividends received...........................    $ 1,392,029
  Operating expenses paid...................................       (230,277)
  Purchase of portfolio securities..........................     (9,690,120)
  Sales and maturities of portfolio securities..............      6,354,872
  Net purchases and maturities of short term securities.....          1,513
                                                                -----------
         Net cash used by operating activities..............    $(2,171,983)
                                                                -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Common stock distributions from net investment income.....    $(1,452,844)
  Preferred share dividend payment..........................        (94,607)
                                                                -----------
         Net cash used by financing activities..............    $(1,547,451)
                                                                -----------

NET DECREASE IN CASH........................................    $(3,719,434)
CASH, BEGINNING OF YEAR.....................................      7,616,973
                                                                -----------
CASH, END OF PERIOD.........................................    $ 3,897,539
                                                                ===========
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
  Net increase in net assets resulting from operations......    $ 1,436,841
  Interest on preferred shares classified as financing
    activities..............................................         94,607
  Change in interest and dividend receivable................       (368,029)
  Change in investments.....................................     (3,333,735)
  Change in prepaid assets..................................          8,505
  Change in accounts payable and accrued expenses...........        (20,291)
  Net realized loss on investments sold.....................      2,817,828
  Net change in unrealized depreciation of investments......     (2,787,781)
  Accretion of bond discount................................        (19,928)
                                                                -----------
         Net cash used by operating activities..............    $(2,171,983)
                                                                ===========

                            See accompanying notes.

PROSPECT STREET INCOME SHARES INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                              Three Months
                                                                 Ended
                                                               March 31,      Year Ended
                                                                  2003       December 31,
                                                              (Unaudited)        2002
                                                              ------------   ------------
FROM OPERATIONS:
  Net investment income.....................................  $ 1,561,495    $ 7,209,730
  Net realized (loss) on investments sold...................   (2,817,828)    (1,566,279)
  Net change in unrealized depreciation of investments......    2,787,781     (5,592,811)
  Distributions to Preferred Stockholders...................      (94,607)      (564,180)
                                                              -----------    -----------
         Net increase (decrease) in net assets resulting
           from operations..................................  $ 1,436,841    $  (513,540)
                                                              -----------    -----------
FROM CAPITAL CONTRIBUTIONS:
  Shares issued.............................................  $         0    $   260,357
  Net proceeds from capital contributions...................            0      1,562,159
                                                              -----------    -----------
         Net increase in net assets resulting from capital
           contributions....................................  $         0    $ 1,822,516
                                                              -----------    -----------
FROM DISTRIBUTIONS TO STOCKHOLDERS:
  Distributions to common stockholders from net investment
    income ($0.17 and $0.83 per share, respectively)........  $(1,646,556)   $(7,994,810)
                                                              -----------    -----------
         Net decrease in net assets resulting from
           distributions....................................  $(1,646,556)   $(7,994,810)
                                                              -----------    -----------
         Total increase (decrease) in net assets............  $  (209,715)   $(6,685,834)
NET ASSETS:
  Beginning of year.........................................   57,159,848     63,845,682
                                                              -----------    -----------
  End of year (including undistributed net investment income
    of $1,269,790 and $1,231,786, respectively).............  $56,950,133    $57,159,848
                                                              ===========    ===========

                            See accompanying notes.

PROSPECT STREET INCOME SHARES INC.

FINANCIAL HIGHLIGHTS
Selected per share data and ratios
For each share of common stock outstanding throughout the periods presented

                                                              Three Months
                                                                  Ended
                                                              March 31, (g)       For the Year Ended December 31, (b)
                                                                  2003         -----------------------------------------
                                                               (Unaudited)      2002       2001       2000        1999
                                                              -------------    -------    -------    -------    --------
Net asset value, beginning of year..........................     $  5.90       $  6.77    $  7.21    $  8.49    $   9.70
                                                                 -------       -------    -------    -------    --------
Net investment income*......................................     $  0.16       $  0.75    $  0.80    $  0.90    $   0.96
Net realized and unrealized gain (loss) on investments......     $  0.00       $  (.74)   $ (0.55)   $ (1.28)   $  (1.21)
Distributions to Preferred Stockholders.....................     $ (0.01)      $ (0.05)   $ (0.04)        --          --
                                                                 -------       -------    -------    -------    --------
        Total from investment operations....................     $  0.15       $ (0.04)   $  0.21    $ (0.38)   $  (0.25)
Distributions:
Distributions from accumulated net investment income
  To common stockholders....................................     $ (0.17)      $ (0.83)   $ (0.60)   $ (0.90)   $  (0.96)
                                                                 -------       -------    -------    -------    --------
        Total distributions.................................     $ (0.17)      $ (0.83)   $ (0.60)   $ (0.90)   $  (0.96)
                                                                 -------       -------    -------    -------    --------
Effect of related preferred shares offering costs...........          --            --    $ (0.05)        --          --
                                                                 -------       -------    -------    -------    --------
Net asset value, end of period..............................     $  5.88       $  5.90    $  6.77    $  7.21    $   8.49
                                                                 =======       =======    =======    =======    ========
Market price per share, end of period.......................     $  6.04       $  5.45    $  6.44    $6.8125    $  7.125
                                                                 =======       =======    =======    =======    ========
Total investment return(c)
Based on market price per share.............................      13.94%        (2.48%)     3.34%      8.25%     (20.63%)
Based on net asset value per share..........................       2.54%         (.59%)     2.27%     (4.48%)     (2.58%)
Net assets, end of period(a)................................     $56,950       $57,160    $63,846    $66,959    $ 77,968
Preferred Stock outstanding, end of period(a)...............     $30,000       $30,000    $30,000    $     0    $      0
Credit Facility indebtedness, end of period(a)..............     $     0       $     0    $     0    $30,000    $ 30,000

Asset Coverage:
  Per indebtedness(e).......................................         N/A           N/A        N/A       323%        360%
  Per preferred stock share(f)..............................        290%          291%       313%        N/A         N/A
Ratio of operating expenses to average net assets,
  applicable to common stock................................        .38%         1.63%      1.29%      1.03%       0.97%
Ratio of total expenses to average net assets, applicable to
  common stock(d)...........................................        .38%         1.63%      3.06%      4.03%       3.66%
Ratio of net investment income to average net assets,
  applicable to common stock(d).............................       2.69%        11.93%     11.31%     11.38%      10.45%

Portfolio turnover..........................................       7.82%        26.71%     35.77%     33.04%      36.16%

(a) Dollars in thousands.
(b) As of July 30, 2001, the Fund entered into a new advisory agreement with Highland Capital Management, L.P. For periods prior to that date, a different investment advisor advised the Fund.
(c) Total investment return based on market value may result in substantially different returns than investment return based on net asset value, because market value can be significantly greater or less than the net asset value. Investment return does not assume reinvestment of dividends.
(d) For the years ended December 31, 1999-2001, this ratio included interest paid on the Bank Credit Facility. In 2001 the Bank Credit Facility was replaced with preferred stock. Dividends paid on the preferred stock are classified as a financing activity, and is not included in this ratio.
(e) Calculated by subtracting the Fund's total liabilities (not including bank loans and senior securities) from the Fund's total assets and dividing such amount by the principal amount of the debt outstanding.
(f) Calculated by subtracting the Fund's total liabilities (not including bank loans and senior securities) from the Fund's total assets and dividing such amount by the principal amount of the debt outstanding and the liquidation preference of the outstanding shares of Series T preferred stock.
(g) Not Annualized.
 * Per share net investment income or loss is calculated by dividing net investment income by the average number of shares outstanding during the year.

                            See accompanying notes.

                       PROSPECT STREET INCOME SHARES INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                 MARCH 31, 2003

(1) SIGNIFICANT ACCOUNTING POLICIES:
  Prospect Street Income Shares Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

  (a) VALUATION OF INVESTMENTS
  Investments in debt securities are valued at the average of representative closing bid prices on the last business day of the accounting period. Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the accounting period; equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the closing bid price on that date. Warrants are valued at the last reported sales price on the last business day of the accounting period. Obligations with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (which include all restricted securities) are valued at fair value as determined by, or under the direction of, the Fund's Board of Directors; such values require the use of estimates.

  For tax purposes, premiums on debt securities are not being amortized and discounts are not being accreted, except for original issue discounts.

  Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned.

  CREDIT RISK
  Credit risk is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

  INTEREST RATE RISK
  Interest rate risk is the risk that prices of securities owned by the Fund generally increase when interest rates decline and decrease when interest rates increase.

  (b) FEDERAL INCOME TAXES
  It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Gain or loss on sales of securities is determined on the basis of average cost for financial statement purposes and identified cost for Federal income tax purposes.

                       PROSPECT STREET INCOME SHARES INC.

  At December 31, 2002, the Fund had the following capital loss carryovers available to offset future capital gains, if any, to the extent provided by regulations:

   CARRYOVER
   AVAILABLE           EXPIRATION DATE
  -----------         -----------------
  $   350,141         December 31, 2003
    1,390,664         December 31, 2006
    3,206,180         December 31, 2007
    4,737,419         December 31, 2008
   15,210,950         December 31, 2009
    2,791,985         December 31, 2010
  ===========
  $27,687,339

  (c) CASH FLOW INFORMATION
  The Fund invests primarily in corporate debt securities and distributes dividends from net investment income, which are paid in cash or shares of common stock of the Fund. These activities are reported in the accompanying statement of changes in net assets, and additional information on cash receipts and cash payments is presented in the accompanying statement of cash flows.

  (d) CASH AND CASH EQUIVALENTS
  The Fund considers all highly liquid investments purchased with initial maturity at three months or less to be cash equivalents.

(2) INVESTMENT ADVISORY AGREEMENT:
  Highland Capital Management, L.P. ("Highland," or "the Investment Advisor") earned $71,225 in Investment advisory fees for the period from January 1, 2003 to March 31, 2003. Investment advisory fees paid by the Fund to Highland were calculated at .5% (on an annual basis) of the average weekly net asset value, defined as total assets of the Fund less accrued liabilities and preferred stock. On March 31, 2003, the fee payable to the Investment Advisor was $70,834, which is included in the accompanying statement of net assets. The Fund also directly pays Highland's other costs and expenses of operating the Fund. The agreement between the Fund and Highland, however, provides that if the costs and expenses (excluding interest, advisory fee, taxes, brokerage charges and expenses and extraordinary costs and expenses and expenses incident to the public offering of shares other than those offered through the Automatic Dividend Investment Plan) borne by the Fund in any fiscal year exceed 1.5% of average net assets up to $30,000,000 plus 1% of average net assets over $30,000,000, the Investment Advisor is obligated to reimburse the Fund for any excess pursuant to the Existing Advisory Agreement. As of March 31, 2003, no such expense reimbursement was required.

(3) PURCHASES AND SALES OF SECURITIES:
  For the three months ended March 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities, other than U.S. Government obligations and short-term investments, aggregated approximately $9,690,120 and $6,354,872 respectively. The aggregate proceeds from sales of short-term investments were approximately $1,513.

                       PROSPECT STREET INCOME SHARES INC.

  The Investment Advisor and its affiliates manage other accounts, including registered and private funds and individual accounts, that also invest in high yield fixed-income securities. Although investment decisions for the Fund are made independently from those of such other accounts, investments of the type the Fund may make may also be made on behalf of such other accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Advisor to be equitable to the Fund and such other accounts. The Investment Advisor also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Advisor believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts, including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

(4) CERTAIN TRANSACTIONS:
  Certain officers of the Investment Advisor serve on the Board of Directors of the Fund. They receive no compensation in this capacity.

  Directors who are not officers or employees of the Investment Advisor receive fees of $10,000 per year, together with the reimbursement of actual out-of-pocket expenses incurred relating to attendance at such meetings. For the period January 1, 2003 to March 31, 2003, the Fund incurred Board of Directors' fees and expenses of $10,312.

(5) PREFERRED STOCK:
  On July 23, 2001, the Fund issued 1,200 shares of Series T Auction Rate Cumulative Preferred Shares, $25,000 liquidation preference, for a total issuance of $30,000,000. All such Preferred Shares were outstanding as of March 31, 2003. The Fund may reborrow amounts in the future to increase its use of leverage which will be consistent with the limitations imposed by the Investment Company Act of 1940. Significant provisions of Series T cumulative preferred shares follows.

  REDEMPTION
  Shares of preferred stock are not subject to any sinking fund, but are subject to mandatory redemption under certain circumstances. If the Fund does not timely cure the failure to meet certain asset coverages as defined in the prospectus, portfolio valuation or timely filing requirements, the Preferred Shares are subject to mandatory redemption out of funds legally available in accordance with the Charter and applicable law, at a redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon, whether or not earned or declared to the date fixed for redemption. In addition, the Fund at its option may redeem Preferred Shares having a dividend period of one year or less at this same redemption price to the extent permitted under the 1940 Act and Maryland law. Any Preferred Shares repurchased or redeemed by the Fund will be classified as authorized but unissued Preferred Shares. The Preferred Shares have no preemptive, exchange or conversion rights. The Fund will not issue any class of stock senior to or on a parity with the preferred stock.

  DIVIDENDS
  The Preferred Shares pay dividends based on a rate set at auctions, normally held every seven days. In most instances dividends are payable every seven days, on the first business day following the end of the dividend period. The dividend payment date for special dividend periods of more than seven days are set out in a notice designating a special dividend period. Dividends are cumulative from the date the shares are first issued and will be paid out of legally available funds. The dividend rate of the preferred shares at March 31, 2003 was 1.26%.

                       PROSPECT STREET INCOME SHARES INC.

  In general, when the Fund has any Preferred Shares outstanding, the Fund may not pay any dividend or distribution in respect of Common Stock unless the Fund has paid all cumulative dividends on Preferred Shares.

  VOTING RIGHTS
  The Fund's Preferred Shares and Common Stock have equal voting rights of one vote per share and vote together as a single class. The Preferred Shares and Common Stock vote as a separate class on certain matters as required under the Fund's Charter, the 1940 Act and Maryland law.

  LIQUIDATION
  In the event of a liquidation of the Fund, whether voluntary or involuntary, the holders of the Preferred Shares are entitled to receive, prior to and in preference to any distribution of any of the assets of the Fund available for distribution to common stockholders, a liquidation preference in the amount of $25,000 for each share outstanding plus an amount equal to all dividends thereon, whether or not earned or declared, accumulated but unpaid to and including the date of final distribution. After the payment to the holders of Preferred Shares of the full preferential amounts, the holders of Preferred Shares will have no right or claim to any of the remaining assets of the Fund.

(6) DIVIDENDS AND DISTRIBUTIONS:
  Distributions on common stock are declared based on annual projections of the Fund's net investment income (defined as dividends and interest income, net of Fund expenses). The Fund plans to pay quarterly distributions to common shareholders. As a result of market conditions or investment decisions, the amount of distributions may exceed net investment income earned at certain times throughout the period. It is anticipated that, on an annual basis, the amount of distributions to common shareholders will not exceed net investment income (as defined) allocated to common shareholders for income tax purposes. All shareholders of the Fund are automatically considered participants in the Dividend Reinvestment Plan (the "Plan") unless they elect to do otherwise. Under the Plan, when the market price of common stock is equal to or exceeds the net asset value on the record date for distributions, participants will be issued shares of common stock at the most recently determined net asset value, but in no event less than 95% of the market price, and when the net asset value of the common stock exceeds its market price, or if the Fund declares a dividend or capital gains distribution payable only in cash, the dividend-paying agent will buy the common stock in the open market for the participants' account.

  For the three months ended March 31, 2003, the tax character of distributions paid by the Fund were as follows:


Distributions from net investment income................   $1,646,556
Distributions from paid in capital......................            0
                                                           ----------
                                                           $1,646,556
                                                           ==========

  For the year ended December 31, 2002, the tax character of distributions paid by the Fund were as follows:

Distributions from net investment income................   $7,994,810
Distributions from paid in capital......................            0
                                                           ----------
                                                           $7,994,810
                                                           ==========

                       PROSPECT STREET INCOME SHARES INC.

DIRECTORS AND OFFICER INFORMATION
  The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors and the Fund's officers appointed by the Board of Directors. The tables below list the directors and officers of the Fund and their business addresses, principal occupations for the last five years, other directorships held by the Directors. For the purposes hereof, the term "Fund Complex" includes each of the independent companies advised by the Investment Advisor. The Statement of Additional Information includes additional information about Fund Directors and is available, without charge, upon request by calling
(877) 532-2834.

INDEPENDENT DIRECTORS: (UNAUDITED)

                                                                                 NUMBER OF
                                                                                 FUNDS IN
                                                                                   FUND
NAME, BIRTHDATE AND     POSITION(S)   TERM OF OFFICE                              COMPLEX
ADDRESS OF INDEPENDENT   HELD WITH    AND LENGTH OF    PRINCIPAL OCCUPATION(S)   OVERSEEN      OTHER DIRECTORSHIPS
DIRECTOR                   FUND        TIME SERVED       DURING PAST 5 YEARS    BY DIRECTOR      HELD BY DIRECTOR
----------------------  -----------  ----------------  -----------------------  -----------   ----------------------
Bryan Ward              Director     Director since    Since January 2002,           2        None
  13455 Noel Road                    2001; term        Senior Manager of
  Suite 1300                         expires in 2003   Accenture, LLP. From
  Dallas, TX 75240                                     September 1998 to
  Age: 48                                              December 2001, he was
                                                       Special Projects
                                                       Advisor to Accenture,
                                                       LLP. From March 1996 to
                                                       August 1998, Mr. Ward
                                                       was an independent oil
                                                       & gas and real estate
                                                       consultant.
Scott Kavanaugh         Director     Director since    Since February 2003, an       2        None
  13455 Noel Road                    2000; term        Executive at Provident
  Suite 1300                         expires in 2005   Funding Mortgage
  Dallas, TX 75240                                     Corporation. From
  Age: 41                                              January 2000 to
                                                       February 2003 he was
                                                       Executive Vice
                                                       President, Director and
                                                       Treasurer of Commercial
                                                       Capital Bank. He was
                                                       the Managing Principal
                                                       and Chief Operating
                                                       Officer of Financial
                                                       Institutional Partners
                                                       Mortgage Company and
                                                       the Managing Principal
                                                       and President of
                                                       Financial Institutional
                                                       Partners, LLC, an
                                                       investment banking
                                                       firm, from April 1998
                                                       to February 2003.

                       PROSPECT STREET INCOME SHARES INC.

                                                                                 NUMBER OF
                                                                                 FUNDS IN
                                                                                   FUND
NAME, BIRTHDATE AND     POSITION(S)   TERM OF OFFICE                              COMPLEX
ADDRESS OF INDEPENDENT   HELD WITH    AND LENGTH OF    PRINCIPAL OCCUPATION(S)   OVERSEEN      OTHER DIRECTORSHIPS
DIRECTOR                   FUND        TIME SERVED       DURING PAST 5 YEARS    BY DIRECTOR      HELD BY DIRECTOR
----------------------  -----------  ----------------  -----------------------  -----------   ----------------------
James Leary             Director     Director since    Since January 1999, a         2        Mr. Leary is a member
  13455 Noel Road                    2000; term        Managing Director of                   of the Board of
  Suite 1300                         expires in 2003   Benefit Capital                        Capstone Asset
  Dallas, TX 75240                                     Southwest, Inc., a                     Management Group of
  Age: 73                                              financial consulting                   Mutual Funds.
                                                       firm. From 1995 to
                                                       December 1998, he was
                                                       the Vice Chairman,
                                                       Finance and a Director
                                                       of Search Financial
                                                       Services, Inc., a
                                                       financial services
                                                       firm.
Tim Hui                 Director     Director since    Mr. Hui is the                2        None
  13455 Noel Road                    2000; term        Assistant Provost for
  Suite 1300                         expires in 2005   Educational Resources
  Dallas, TX 75240                                     of Philadelphia
  Age: 54                                              Biblical University.
                                                       Mr. Hui joined the
                                                       University in September
                                                       1998 as the Director of
                                                       Learning Resources.
                                                       Prior to 1998, Mr. Hui
                                                       practiced law, serving
                                                       as managing partner, of
                                                       Hui & Malik, Attorneys
                                                       at Law.

INTERESTED DIRECTORS:* (UNAUDITED)

                                                                                 NUMBER OF
                                                                                 FUNDS IN
NAME, BIRTHDATE AND     POSITION(S)   TERM OF OFFICE                              COMPLEX
ADDRESS OF INTERESTED    HELD WITH    AND LENGTH OF    PRINCIPAL OCCUPATION(S)   OVERSEEN      OTHER DIRECTORSHIPS
DIRECTOR                   FUND        TIME SERVED       DURING PAST 5 YEARS    BY DIRECTOR      HELD BY DIRECTOR
---------------------   -----------  ----------------  -----------------------  -----------   ----------------------
James Dondero           President    Director since    Mr. Dondero is                2        Mr. Dondero is a
  13455 Noel Road       and          2000; term        President and Managing                 member of the Board of
  Suite 1300            Director     expires in 2004   Partner of Highland                    Directors of Genesis
  Dallas, TX 75240                                     Capital Management,                    Health Ventures, Inc.,
  Age: 40                                              L.P. Mr. Dondero is                    American Banknote
                                                       also President of the                  Corporation, Audio
                                                       Funds in the Fund                      Visual Services
                                                       Complex.                               Corporation, and
                                                                                              Motient Corporation.

* Mr. Dondero is an "interested person" (as the term is defined in the Investment Company Act of 1940).

                       PROSPECT STREET INCOME SHARES INC.

OFFICERS: (UNAUDITED)

                                POSITION(S)
NAME, BIRTHDATE AND ADDRESS      HELD WITH       TERM OF OFFICE AND LENGTH OF      PRINCIPAL OCCUPATION(S)
OF OFFICER                          FUND                 TIME SERVED                 DURING PAST 5 YEARS
---------------------------   ----------------   ----------------------------   -----------------------------
Mark Okada                    Executive          Officer since 2000             Mr. Okada is Chief Investment
  13455 Noel Road             Vice-President                                    Officer of Highland Capital
  Suite 1300                                                                    Management, L.P. Mr. Okada is
  Dallas, TX 75240                                                              also Executive Vice-President
  Age: 40                                                                       of the Funds in the Fund
                                                                                Complex.

R. Joseph Dougherty           Senior Vice-       Officer since 2000             Mr. Dougherty is a Portfolio
  13455 Noel Road             President                                         Manager of Highland Capital
  Suite 1300                                                                    Management, L.P. Prior to
  Dallas, TX 75240                                                              2000, Mr. Dougherty was
  Age: 32                                                                       Portfolio Analyst for
                                                                                Highland Capital Management,
                                                                                L.P. Mr. Dougherty is also
                                                                                Senior Vice-President and
                                                                                Secretary of the Funds in the
                                                                                Fund Complex.

M. Jason Blackburn            Secretary and      Officer since March 2003       Compliance Officer and
  13455 Noel Road             Treasurer since                                   Assistant Controller of the
  Suite 1300                  March 2003                                        Adviser. From September 1999
  Dallas, TX 75240                                                              to October 2001, he was an
  Age: 27                                                                       accountant for KPMG LLP.
                                                                                Previously, he attended the
                                                                                University of Texas at
                                                                                Austin.

                       PROSPECT STREET INCOME SHARES INC.

INVESTMENT ADVISOR
Highland Capital Management, L.P.
13455 Noel Road,
Suite 1300
Dallas, TX 75240

OFFICERS
James Dondero -- President
Mark Okada -- Executive Vice-President
R. Joseph Dougherty -- Senior Vice-President
M. Jason Blackburn -- Secretary and Treasurer

DIRECTORS
James Dondero
Bryan Ward
Timothy Hui
Scott Kavanaugh
James Leary

AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

TRANSFER AGENT
American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038
(800) 937-5449

CUSTODIAN
State Street Bank and Trust Company
Boston, MA

FACTS FOR SHAREHOLDERS:
Prospect Street Income Shares Inc. is listed on the New York Stock Exchange under the symbol "CNN". The Wall Street Journal and Wall Street Journal Online publish Friday's closing net asset value of the Fund every Monday and lists the market price of the Fund daily. They are also published in Barron's Market Week every Saturday. Our website is www.prospectstreet.net.

WRITTEN CORRESPONDENCE REGARDING YOUR ACCOUNT: Please address all general shareholder inquiries to American Stock Transfer & Trust Company, 59 Maiden Lane, New York, NY 10038. Please address all dividend reinvestment inquires to American Stock Transfer & Trust Company, P.O. Box 922, Wall Street Station, New York, NY 10269. Additionally, answers to many of your shareholder questions and requests for forms are available by visiting American Stock Transfers website at http://www.amstock.com.